FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:            (a)
             or fiscal year ending: 12/31/2002 (b)

Is this a transition report? (Y/N)  N
                                  -----

Is this an amendment to a previous filing?  (Y/N)  N
                                                 -----

Those items or sub-items with a box "[/] after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A. Registrant Name: Pruco Life PRUvider Variable Appreciable Account

  B. File Number: 811-7040

  C. Telephone Number: 973-802-6000

2.A. Street: 213 Washington Street

  B. City: Newark      C. State: NJ  D. Zip Code: 07102  Zip Ext.: 2992

  E. Foreign Country:                           Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?  (Y/N)         N
                                                                ------   ----

4.   Is this the last filing on this form by Registrant?  (Y/N)          N
                                                               -------   ---

5.   Is Registrant a small business investment company (SBIC)? (Y/N)     N
                                                                    --   ---
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
                                                       ---------------   ---
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.A. Is Registrant a series or multiple portfolio company? (Y/N)
                                                                ------
     [If answer is "N" (No), go to item 8.]

  B. How many separate series or portfolios did Registrant have at the end of the period?
                       -----------------------------------------------

SCREEN NUMBER:  01      PAGE NUMBER: 01

For period ending 12/31/2002                            If filing more than one
File number 811-7040                                    Page 2, "X" box: [/]

  C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATON IS REQUIRED EACH TIME THE FORM IS FILED.

                                                             Is this the
     Series                                                  last filing
     Number    Series Name                                for this series?
     ------    -----------                                ----------------

       1                                                        (Y/N)

SCREEN NUMBER:  02      PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/2002                            If filing more than one
File number 811-7040                                    Page 47, "X" box: [/]

UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name: Pruco Life Insurance Company

    B.[/] File Number (If any):

    C.[/] City: Newark      State: NJ        Zip Code: 07102    Zip Ext.: 3777
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

111.A.[/] Depositor Name:

    B.[/] File Number (If any):

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

112.A.[/] Sponsor Name:

    B.[/] File Number (If any):

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

112.A.[/] Sponsor Name:

    B.[/] File Number (If any):

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

SCREEN NUMBER: 55       PAGE NUMBER: 47

For period ending 12/31/2002                            If filing more than one
File number 811-7040                                    Page 48, "X" box: [/]

113.A.[/] Trustee Name:

    B.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------
113.A.[/] Trustee Name:

    B.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

114.A.[/] Principal Underwriter Name:

    B.[/] File Number:

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------
114.A.[/] Principal Underwriter Name:

    B.[/] File Number:

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

115.A.[/] Independent Public Accountant Name:

    B.[/] City:             State:          Zip Code:           Zip Ext.:
                                                                         ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

115.A.[/]Independent Public Accountant Name:
                                            ---------------------------------
    B.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

SCREEN NUMBER: 56       PAGE NUMBER: 48

For period ending 12/31/2002                            If filing more than one
File number 811-7040                                    Page 49, "X" box: [/]

116. Family of investment companies information:

     A.  [/] Is Registrant part of a family of investment companies? (Y/N)
                                                                           ---
                                                                           Y/N

     B.  [/] Identify the family in 10 letters:
                                                - - - - - - - - - -
         (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117  A. [/] Is Registrant a separate account of an insurance company? (Y/N)
                                                                           ---
                                                                           Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)
                                                                           ---
                                                                           Y/N

     C. [/] Scheduled premium variable life contracts? (Y/N)
                                                                           ---
                                                                           Y/N

     D. [/] Flexible premium variable life contracts? (Y/N)
                                                                           ---
                                                                           Y/N

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)
                                                                           ---
                                                                           Y/N

118. [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933     1
                                                                           ----

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period
                                                                           ----

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                                                           ----

121. [/] State the number of series for which a current prospectus was in existence at the end of the period
                                                                           ----

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the period                                                   1
                                                                           ----

SCREEN NUMBER: 57       PAGE NUMBER: 49

For period ending 12/31/2002                            If filing more than one
File number 811-7040                                    Page 50, "X" box: [/]


123. [/] State the total value of the additional units considered in
         answering item 122 ($000's omitted)                           $(6,267)
                                                                       --------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date
         they were placed in the subsequent series) ($000's omitted)      $
                                                                           ----

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's
         omitted)                                                         $
                                                                           ----

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's
     omitted)                                                            $
             ----------------------------------------------------------   -----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                         Number of  Total Assets  Total Income
                                           Series     ($000's     Distributions
                                         Investing    omitted)  ($000's omitted)
                                         ---------    --------  ----------------

A.   U.S. Treasury direct issue                      $              $
                                          --------    ---------      --------

B.   U.S. Government agency                          $              $
                                          --------    ---------      --------

C.   State or municipal tax-free                     $              $
                                          --------    ---------      --------

D.   Public utility debt                             $              $
                                          --------    ---------      --------

E.   Brokers or dealers debt or debt of
     brokers' or dealers' parent                     $              $
                                          --------    ---------      --------

F.   All other corporate intermed. &
     long-term debt                                  $              $
                                          --------    ---------      --------

G.   All other corporate short-term debt             $              $
                                          --------    ---------      --------

H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealers                                         $              $
                                          --------    ---------      --------

I.   Investment company equity
     securities                                      $              $
                                          --------    ---------      --------

J.   All other equity securities                 1   $  191,207      $  3,275
                                          --------    ---------      --------

K.   Other securities                                $              $
                                          --------    ---------      --------

L.   Total assets of all series of
     registrant                                  1   $  191,207      $  3,275
                                          --------    ---------      --------

SCREEN NUMBER: 58       PAGE NUMBER:50

For period ending 12/31/2002                            If filing more than one
File number 811-7040                                    Page 51, "X" box: [/]


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                                           ---
                                                                           Y/N
         (If answer is "N" (No), go to item 131.)

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period? (Y/N)
                                                                           ---
                                                                           Y/N
         (If answer is "N" (No), go to item 131.)

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
         item 129 derived from insurance or guarantees? (Y/N)
                                                                           ---
                                                                           Y/N

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                         $ 1,842
                                                                        ------

132 [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-7040      811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

SCREEN NUMBER: 59       PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 28th day of February, 2003.


PRUCO LIFE INSURANCE COMPANY


BY:  /s/ William J. Eckert             WITNESS: /s/ William Sues
   ----------------------------                --------------------------------
         William J. Eckert                          William Sues
         Vice President                             Director, Separate Accounts
         Chief Accounting Officer